Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 1,331,597	$ 1,298,864	$ 1,266,264
Assumed premiums and contract charges	6,830	6,784	7,057
Total premiums and contract charges
Affiliate
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	(962,576)	(908,459)	(833,149)
Non-affiliates
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (375,851)	$ (397,189)	$ (440,172)